Schedule of tax rate effect (Details) - Currency risk [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MALAYSIA
IfrsStatementLineItems [Line Items]
Total Currency risk
Strengthened [member] | SINGAPORE
IfrsStatementLineItems [Line Items]
Total Currency risk	(892,932)	(1,188,551)
Strengthened [member] | MALAYSIA
IfrsStatementLineItems [Line Items]
Total Currency risk	(1,117)
Weekened [member] | SINGAPORE
IfrsStatementLineItems [Line Items]
Total Currency risk	892,932	1,188,551
Weekened [member] | MALAYSIA
IfrsStatementLineItems [Line Items]
Total Currency risk	$ 1,117